Long-Term Debt, net - Principal Payments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Scheduled maturities of long-term debt
December 31, 2026	$ 285,448
December 31, 2027	23,362
December 31, 2028	23,535
December 31, 2029	278,467
December 31, 2030	3,821
December 31, 2031 and thereafter	563,149
Total long-term debt	$ 1,177,782